Segmented Information (Tables)	12 Months Ended
Mar. 31, 2025
Segment Reporting [Abstract]
Schedule of external revenues by geographical location [Table Text Block]
March 31, 2025	Canada	Sweden	Paraguay	Iceland	Switzerland	Bermuda	Total

Revenue from digital currency mining	$-	$-	$-	$-	$-	$105,236	$105,236
High performance computing hosting	-	-	-	-	-	10,043	10,043
	$-	$-	$-	$-	$-	$115,279	$115,279

March 31, 2024	Canada	Sweden	Paraguay	Iceland	Switzerland	Bermuda	Total

Revenue from digital currency mining	$-	$-	$-	$-	$-	$111,044	$111,044
High performance computing hosting	-	-	-	-	-	3,421	3,421
	$-	$-	$-	$-	$-	$114,465	$114,465

Schedule of plant and equipment by geographical location [Table Text Block]
March 31, 2025	Canada	Sweden	Paraguay	Iceland	Switzerland	Bermuda	Total

Plant and equipment	$101,311	$25,953	$75,581	$-	$-	$3	$202,848
ROU asset	1,837	3,661	-	-	-	48	5,546
	$103,148	$29,614	$75,581	$8	$-	$51	$208,394

March 31, 2024	Canada	Sweden	Paraguay	Iceland	Switzerland	Bermuda	Total

Plant and equipment	$74,425	$19,529	-	$1,367	$-	$35	$95,356
ROU asset	3,552	3,946	-	-	-	90	7,588
	$77,977	$23,475	-	$1,367	$-	$125	$102,944